Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class J
Account Value [Line Items]
Line Graph and Table Measure Name	Class J
Account Value	$ 31,349	$ 27,429	$ 26,815	$ 26,055	$ 19,450	$ 17,343	$ 15,827	$ 13,912	$ 11,878	$ 11,207	$ 10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 30,073	26,455	25,981	25,362	19,017	17,031	15,600	13,764	11,796	11,167	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 802,223	700,446	683,279	662,475	493,499	439,009	399,652	350,323	298,341	280,798	250,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 2,597,805	2,266,277	2,208,979	2,139,885	1,592,921	1,415,825	1,288,242	1,128,491
ClassJ-S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181	10,000
ClassR-S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181	10,000
ClassI-S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 825,700	644,139	625,854	627,733	447,363	396,467	382,016	333,977	$ 284,312	$ 279,516	$ 250,000
ClassY-S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,789,254	$ 2,175,933	$ 2,114,163	$ 2,120,513	$ 1,511,215	$ 1,339,284	$ 1,290,467	$ 1,128,189